Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Accounts receivable balance non-interest bearing and payment terms	180 days
Percentage of customer balance account receivable	18.00%	5.00%
Percentage of customer balance account receivable individually exceeded	1.00%
Accounts receivable in aggregate amount	$ 4.6	$ 4.5
Long-term lease receivables	0.0	0.2
Net lease receivables	$ 0.2	$ 0.4